Supplement to the
Fidelity® Strategic Dividend & Income® Fund
Class A, Class M, Class C, Class I and Class Z
January 29, 2019
Prospectus

Samuel Wald no longer serves as a co-manager of the fund.

The following information supplements the information found in the “Fund Summary” section under the “Principal Investment Strategies” heading.

  Investing in Fidelity's central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines).

The following information supplements the information found in the “Fund Basics” section under the “Principal Investment Strategies” heading.

The Adviser uses central funds to help invest the fund's assets. Central funds are specialized investment vehicles designed to be used by Fidelity® funds. Fidelity uses them to invest in particular security types or investment disciplines; for example, rather than buy bonds directly, the fund may invest in a central fund that buys bonds. Fidelity does not charge any additional management fees for central funds. In addition, the fund may, directly or through central funds, make investments that do not fall into any of the four asset classes.

The following information supplements the information found in the “Fund Basics” section under the “Description of Principal Security Types” heading.

Central funds are special types of investment vehicles created by Fidelity for use by Fidelity® funds and other advisory clients. Central funds incur certain costs related to their investment activity (such as custodial fees and expenses), but do not pay additional management fees. The investment results of the portions of the fund's assets invested in the central funds will be based upon the investment results of those funds.

ASDI-19-01 1.805077.134	November 29, 2019

Supplement to the
Fidelity® Strategic Dividend & Income® Fund
January 29, 2019
Prospectus

Samuel Wald no longer serves as a co-manager of the fund.

The following information supplements the information found in the “Fund Summary” section under the “Principal Investment Strategies” heading.

  Investing in Fidelity's central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines).

The following information supplements the information found in the “Fund Basics” section under the “Principal Investment Strategies” heading.

The Adviser uses central funds to help invest the fund's assets. Central funds are specialized investment vehicles designed to be used by Fidelity® funds. Fidelity uses them to invest in particular security types or investment disciplines; for example, rather than buy bonds directly, the fund may invest in a central fund that buys bonds. Fidelity does not charge any additional management fees for central funds. In addition, the fund may, directly or through central funds, make investments that do not fall into any of the four asset classes.

The following information supplements the information found in the “Fund Basics” section under the “Description of Principal Security Types” heading.

Central funds are special types of investment vehicles created by Fidelity for use by Fidelity® funds and other advisory clients. Central funds incur certain costs related to their investment activity (such as custodial fees and expenses), but do not pay additional management fees. The investment results of the portions of the fund's assets invested in the central funds will be based upon the investment results of those funds.

SDI-19-01 1.791404.122	November 29, 2019